Summary of Significant Accounting Policies - Summary of Applicable Exchange Rates Used to Translate Financial Statements (Details)	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€) USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 EUR (€) USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 EUR (€) USD ($)
Foreign Exchange Rates [Abstract]
Exchange rate at period end	0.81493	0.81493	0.89015	0.89015	0.87336	0.87336
Average exchange rate for the period	0.87755	0.012271	0.89341	0.0112341	0.84758	0.01145